Employee and Agent Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other postretirement benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Components of Other Postretirement Benefits Net Periodic Benefit Cost (Income) (Table)

	Other postretirement benefits
	For the six months ended June 30,
	2024	2023

	(in millions)
Interest cost	$1.3	$1.4
Expected return on plan assets	(1.7)	(1.8)
Recognized net actuarial gain	(0.4)	(0.4)
Net periodic benefit income	$(0.8)	$(0.8)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Interest cost	$2.8	$1.9	$1.8
Expected return on plan assets	(3.5)	(3.8)	(3.5)
Recognized net actuarial gain	(0.7)	(0.8)	(0.4)
Net periodic benefit income	$(1.4)	$(2.7)	$(2.1)